Notes Payable to Related Party - Additional Information (Details) - Holder - Promissory Note - USD ($) $ in Thousands		5 Months Ended
	Dec. 23, 2020	Dec. 31, 2020	Aug. 09, 2020
Related Party Transaction [Line Items]
Origination fee			$ 20,000
Interest percentage			7.00%
Amount received from Holders		$ 300,000
Repayment of loan to Holder	$ 325,000
Loan origination fee paid	20,000
Interest paid to Holder	$ 5,000
Outsanding Note payable to Holder		$ 0
Debt instrument principal amount			$ 1,000